Submission	Nov. 06, 2026
Submission [Line Items]
Central Index Key	0000073124
Registrant Name	NORTHERN TRUST CORP
Registration File Number	333-297829
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES